Exhibit 1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Agreed-Upon Procedures Report

Wells Fargo Commercial Mortgage Securities, Inc.

Wells Fargo Bank, National Association
(together, the “Company”)

Wells Fargo Securities, LLC
Goldman Sachs & Co. LLC
Goldman Sachs Mortgage Company
Morgan Stanley Bank, N.A.

Morgan Stanley & Co. LLC

Morgan Stanley Mortgage Capital Holdings LLC
(collectively, the “Specified Parties”):

Re: NRTH Commercial Mortgage Trust 2025-PARK – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “NRTH 2025-PARK - Accounting Tape.xlsx” provided by the Company on September 18, 2025 (the “Data File”), containing information on one mortgage loan (the “Mortgage Loan”) and one related property (the “Property”) as of September 25, 2025 (the “Cut-off Date”), which we were informed is intended to be included as collateral in the offering by NRTH Commercial Mortgage Trust 2025-PARK, Commercial Mortgage Pass- Through Certificates, Series 2025-PARK (the “Certificates”). The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•	The term "Provided by the Company” when used in the “Source Document(s)” column of Attachment A, means we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
•	The term “Loan Files” means the electronic copies of source documents provided by the Company and listed in Attachment A. Where the term “Draft” is used, it means source documents provided by the Company and listed in Attachment A are in draft form and are not executed with signatures as of the date of this report. We make no representation regarding the validity or accuracy of any of the source documents.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.

•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology column of Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Provided Information” means the Cut-off Date, Loan Files and Calculation Methodology.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Company. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Company. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows.

A.	For the Mortgage Loan and Property included in the Data File, we compared the Compared Attributes in the Data File (except for those with “Provided by the Company” in the “Source Document(s)” column of Attachment A) to the corresponding information included in the Loan Files. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, constituted an exception, except for those Compared Attributes with “Provided by the Company” in the “Source Document(s)” column of Attachment A. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column of Attachment A, with the highest priority document listed first.

B.	For the Mortgage Loan and Property included in the Data File, we recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, and (ii) the Calculation Methodology.

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

2

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and related Property, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan and related Property that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

McLean, Virginia
September 18, 2025

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Loan Number	Provided by the Company
Loan/Property Flag	Provided by the Company
Property Name	Provided by the Company
Originator	Draft Loan Agreement
Seller	Provided by the Company
Street Address	Appraisal Report
City	Appraisal Report
State	Appraisal Report
Zip Code	Appraisal Report
Number of Properties	Draft Loan Agreement, Appraisal Report
Property Type	Appraisal Report
Property Subtype	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Total Square Feet	Underwriting File
Occupancy (%)	Underwriting File
Occupancy Date	Underwriting File
Mortgage Loan Original Balance ($)	Provided by the Company
Mortgage Loan Cut-off Balance ($)	Provided by the Company
Mezzanine Debt Cut-off Balance ($)	Provided by the Company
Mortgage Loan Margin %	Provided by the Company
Assumed Term SOFR	Provided by the Company
Mortgage Loan Term SOFR Floor %	Draft Loan Agreement
Term SOFR Cap Strike Price %	Provided by the Company
Mortgage Loan Index	Draft Loan Agreement
A-1

ATTACHMENT A

Attribute	Source Document(s)
Floating Rate Change Frequency	Draft Loan Agreement
Trustee Fee Rate	Provided by the Company
Certificate Administrator Fee Rate	Provided by the Company
Servicing Fee Rate	Provided by the Company
Operating Advisor Fee Rate	Provided by the Company
CREFC Fee Rate	Provided by the Company
Mortgage Accrual Type	Draft Loan Agreement
Amortization Type	Draft Loan Agreement
Note Date	Provided by the Company
First Payment Date	Provided by the Company
Initial Maturity Date	Provided by the Company
Extension Options	Draft Loan Agreement
Term SOFR Cap During Extension	Draft Loan Agreement
Fully Extended Maturity Date	Provided by the Company
Prepayment String	Provided by the Company
As-Is Appraised Value ($)	Appraisal Report
As-Is Appraisal Date	Appraisal Report
2022 Revenues ($)	Underwriting File
2022 Expenses ($)	Underwriting File
2022 NOI ($)	Underwriting File
2022 NCF ($)	Underwriting File
2023 Revenues ($)	Underwriting File
2023 Expenses ($)	Underwriting File
2023 NOI ($)	Underwriting File
2023 NCF ($)	Underwriting File
2024 Revenues ($)	Underwriting File
2024 Expenses ($)	Underwriting File
A-2

ATTACHMENT A

Attribute	Source Document(s)
2024 NOI ($)	Underwriting File
2024 NCF ($)	Underwriting File
TTM As of Date	Underwriting File
TTM Revenues ($)	Underwriting File
TTM Expenses ($)	Underwriting File
TTM NOI ($)	Underwriting File
TTM NCF ($)	Underwriting File
UW (in place) Revenues ($)	Underwriting File
UW (in place) Total Expenses ($)	Underwriting File
UW (in place) NOI ($)	Underwriting File
UW (in place) Replacement Reserves ($)	Underwriting File
UW (in place) TI/LC ($)	Underwriting File
UW (in place) NCF ($)	Underwriting File
Lien Position	Provided by the Company
Title Type	Provided by the Company
Largest Tenant	Underwriting File
Largest Tenant Unit Size	Underwriting File
Largest Tenant Lease Expiration Date	Underwriting File
Second Largest Tenant	Underwriting File
Second Largest Tenant Unit Size	Underwriting File
Second Largest Tenant Lease Expiration Date	Underwriting File
Third Largest Tenant	Underwriting File
Third Largest Tenant Unit Size	Underwriting File
Third Largest Tenant Lease Expiration Date	Underwriting File
Fourth Largest Tenant	Underwriting File
Fourth Largest Unit Size	Underwriting File
Fourth Largest Tenant Lease Expiration Date	Underwriting File
A-3

ATTACHMENT A

Attribute	Source Document(s)
Fifth Largest Tenant	Underwriting File
Fifth Largest Unit Size	Underwriting File
Fifth Largest Tenant Lease Expiration Date	Underwriting File
Loan Purpose	Provided by the Company
Borrower Name	Draft Loan Agreement
Single Purpose Borrower (Y/N)	Draft Loan Agreement
Principal / Sponsor	Draft Guaranty, Draft Loan Agreement
Carveout Guarantor	Draft Guaranty, Draft Loan Agreement
Property Manager	Draft Management Agreement, Draft Loan Agreement
Lockbox (Y/N)	Draft Loan Agreement
Lockbox Type	Draft Loan Agreement
Cash Management	Draft Loan Agreement
Future Debt Permitted (Y/N)	Draft Loan Agreement
Future Debt Description	Draft Loan Agreement
A-4

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
% of Initial Pooled Balance	Mortgage Loan Cut-off Balance ($) for each Property divided by aggregate Mortgage Loan Cut-off Balance ($)
Mortgage Loan Cut-off Balance / Square Foot ($)	Mortgage Loan Cut-off Balance ($) divided by Total Square Feet
Total Debt Cut-off Balance ($)	Mortgage Loan Cut-off Balance ($) plus Mezzanine Debt Cut- off Balance ($)
Mortgage Loan Rate (at Term SOFR) %	Sum of Mortgage Loan Margin % and Assumed Term SOFR
Mortgage Loan Interest Rate (at Term SOFR Cap)	Sum of Mortgage Loan Margin % and Term SOFR Cap Strike Price %
Initial Original Term	Number of payments between and including First Payment Date and Initial Maturity Date
Initial Remaining Term	Initial Original Term minus Seasoning
Original IO Term	Equal to Initial Original Term if Amortization Tye is equal to “Interest Only.” Otherwise, number of interest-only payments between First Payment Date and Initial Maturity Date as sourced from the Draft Loan Agreement
Remaining IO Term	Original IO Term minus Seasoning
Seasoning	Number of payments between and including the First Payment Date and the Cut-off Date, subject to a minimum of zero
Fully Extended Original Term	Number of payments between and including First Payment Date and Fully Extended Maturity Date
Fully Extended Remaining Term	Fully Extended Original Term minus Seasoning
As-Is Appraised Value ($) Per Square Foot	As-Is Appraised Value ($) divided by Total Square Feet
As-Is Mortgage Loan Cut-off Date LTV %	Mortgage Loan Cut-off Balance ($) divided by As-Is Appraised Value ($)
As-Is Mortgage Loan Maturity Date LTV %	Mortgage Loan Original Balance ($) divided by As-Is Appraised Value ($)
Mortgage Loan UW (in place) NCF DSCR at Loan Rate	UW (in place) NCF ($) divided by product of i) Mortgage Loan Cut-off Balance ($), ii) Mortgage Loan Rate (at Term SOFR) % and iii) 365/360
Mortgage Loan UW (in place) NCF DSCR at Cap Rate	UW (in place) NCF ($) divided by product of i) Mortgage Loan Cut-off Balance ($), ii) Mortgage Loan Interest Rate (at Term SOFR Cap) and iii) 365/360
B-1

ATTACHMENT B

Attribute	Calculation Methodology
Mortgage Loan UW (in place) NOI Debt Yield %	UW (in place) NOI ($) divided by Mortgage Loan Cut-off Balance ($)
Mortgage Loan UW (in place) NCF Debt Yield %	UW (in place) NCF ($) divided by Mortgage Loan Cut-off Balance ($)

B-2